Prepayments and Other Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER ASSETS
6.
PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Current portion:
Contract assets (i)	1,598,059	1,203,612	164,894
VAT prepayments	430,902	355,307	48,677
Prepaid licensed copyrights	19,406	37,326	5,114
Receivables from online payment agencies	534,720	451,174	61,811
Advances to suppliers	111,770	43,291	5,931
Others (ii)	99,402	102,218	14,003
	2,794,259	2,192,928	300,430

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Non-current portion:
Prepaid licensed copyrights	2,382,540	2,288,526	313,527
Licensed copyrights prepaid assets (iii)	237,030	495,842	67,930
Long-term restricted cash (iv)	839,963	60,652	8,309
Others (ii)	58,677	68,899	9,439
	3,518,210	2,913,919	399,205
(i)
The allowance for credit losses on contract assets was RMB17,832 and RMB32,614 (US$4,468) as of December 31, 2023 and 2024, respectively. The reversals charged against the allowance was RMB2,311 for the year ended December 31, 2022. The provision charged against the allowance were RMB5,423 and RMB14,782 (US$2,025) for the years ended December 31, 2023 and 2024, respectively. No write-offs were charged against the allowance for the years ended December 31, 2022, 2023 and 2024.
(ii)
The allowance for credit losses on other current and non-current assets were RMB85,965 and RMB82,511 (US$11,304) as of December 31, 2023 and 2024, respectively. The provisions charged against the allowance were RMB57,115 for the year ended December 31, 2022. The reversals charged against the allowance were RMB31,150 and RMB3,454 (US$473) for the years ended December 31, 2023 and 2024, respectively. The write-offs charged against the allowance were RMB16,688, RMB16,529 and nil for the years ended December 31, 2022, 2023 and 2024, respectively.
(iii)
Licensed copyrights prepaid assets are recognized when the Group has yet to receive the content copyrights from the counterparty under nonmonetary exchanges but the counterparty has already received the content copyrights from the Group.
(iv)
Long-term restricted cash mainly represents collateral to repayments of PAG Notes (Note 14).